INTANGIBLE ASSET (Details - Intangible Asset) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, gross	$ 11,161,428	$ 11,161,428
Accumulated Amortization	(2,117,432)	(1,569,310)
Intangible Asset, net	$ 9,043,996	$ 9,592,118